OTHER LIABILITIES - Environmental Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
OTHER LIABILITIES
Total amounts accrued for non-ARO environmental liabilities	$ 272	$ 283
Total amounts accrued for ARO liabilities	$ 173	$ 166